Prospectus Supplement

June 17, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 17, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

International Advantage Portfolio
(the "Portfolio")

The contractual advisory fee rates and total expense ratio caps of each share class of the Portfolio have been decreased, effective July 1, 2015. Accordingly, effective July 1, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—International Advantage Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C
Advisory Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%
Other Expenses	4.57%	4.88%	5.77%	5.77%[3]
Total Annual Portfolio Operating Expenses*	5.37%	5.93%	7.32%	7.57%
Fee Waiver and/or Expense Reimbursement*	4.37%	4.58%	5.47%	5.47%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.00%	1.35%	1.85%	2.10%

The Example information under the section of the Prospectus entitled "Portfolio Summary—International Advantage Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$318	$552	$1,225
Class A	$655	$930	$1,226	$2,064
Class L	$188	$582	$1,001	$2,169
Class C	$313	$658	$1,129	$2,431

If You HELD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$318	$552	$1,225
Class A	$655	$930	$1,226	$2,064
Class L	$188	$582	$1,001	$2,169
Class C	$213	$658	$1,129	$2,431

The fourth footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—International Advantage Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L and 2.10% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L and Class C shares of the Portfolio is hereby deleted and replaced with the following:

Portfolio	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
International Advantage	1.00%	1.35%	1.85%	2.10%	N/A

Please retain this supplement for future reference.

  IFTEQ2SPT-0615

Prospectus Supplement

June 17, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 17, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2015

International Opportunity Portfolio
(the "Portfolio")

The contractual advisory fee rates and total expense ratio caps of each share class of the Portfolio have been decreased, effective July 1, 2015. Accordingly, effective July 1, 2015, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—International Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class IS
Advisory Fee	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses	2.35%	2.66%	3.41%	3.41%[3]	19.74%
Total Annual Portfolio Operating Expenses*	3.15%	3.71%	4.96%	5.21%	20.54%
Fee Waiver and/or Expense Reimbursement*	2.20%	2.36%	3.11%	3.11%	19.60%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%	1.35%	1.85%	2.10%	0.94%

The Example information under the section of the Prospectus entitled "Portfolio Summary—International Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$97	$303	$525	$1,166
Class A	$655	$930	$1,226	$2,064
Class L	$188	$582	$1,001	$2,169
Class C	$313	$658	$1,129	$2,431
Class IS	$96	$300	$520	$1,155

If You HELD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$97	$303	$525	$1,166
Class A	$655	$930	$1,226	$2,064
Class L	$188	$582	$1,001	$2,169
Class C	$213	$658	$1,129	$2,431
Class IS	$96	$300	$520	$1,155

The fourth footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—International Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.94% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L, Class C and Class IS shares of the Portfolio is hereby deleted and replaced with the following:

Portfolio	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
International Opportunity	1.00%	1.35%	1.85%	2.10%	0.94%

Please retain this supplement for future reference.

  IFTEQ1SPT-0615

Statement of Additional Information Supplement

June 17, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 17, 2015 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2015

International Advantage Portfolio

International Opportunity Portfolio
(collectively,
the "Portfolios")

The contractual advisory fee rates and total expense ratio caps of each share class of the Portfolios have been decreased, effective July 1, 2015. Accordingly, effective July 1, 2015, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolios is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class H	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
International Advantage	0.80% of the portion of the daily net assets not exceeding $1 billion; and 0.75% of the daily net assets exceeding $1 billion.	1.00%	1.35%	N/A	1.85%	2.10%	N/A
International Opportunity	0.80% of the portion of the daily net assets not exceeding $1 billion; 0.75% of the portion of the daily net assets exceeding $1 billion.	1.00%	1.35%	N/A	1.85%	2.10%	0.94%

Please retain this supplement for future reference.